RECLAMATION PROVISION (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
RECLAMATION PROVISION
Balance at beginning of the year	$ 2,062	$ 2,195
Changes in estimates	0	84
Unwinding of discount	156	197
Effect of movements in exchange rates	250	(414)
Balance at end of the year	$ 2,468	$ 2,062